Goodwill (Tables)	12 Months Ended
Dec. 27, 2014
Goodwill [Abstract]
Schedule of Goodwill [Table Text Block]
Goodwill activity for each period was as follows:

(In Millions)	Dec 28, 2013	Acquisitions	Currency Exchange and Other	Dec 27, 2014
Client Computing Group	$3,689	$19	$—	$3,708
Data Center Group	1,969	407	—	2,376
Internet of Things Group	428	—	—	428
Software and services operating segments	4,409	41	(214)	4,236
All other	18	113	(18)	113
Total	$10,513	$580	$(232)	$10,861

(In Millions)	Dec 29, 2012	Acquisitions	Currency Exchange and Other	Dec 28, 2013
Client Computing Group	$3,456	$233	$—	$3,689
Data Center Group	1,955	14	—	1,969
Internet of Things Group	428	—	—	428
Software and services operating segments	3,853	504	52	4,409
All other	18	—	—	18
Total	$9,710	$751	$52	$10,513